Expenses - Schedule of Expenses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Expenses [Abstract]
Cost of revenue	$ 11,385,615	$ 8,812,374	$ 16,960,109	$ 16,762,580	$ 13,884,291
Amortization of intangible assets	7,973	7,788	16,164	15,813	16,211
Depreciation	595,873	612,144	1,234,190	910,671	680,013
Legal and professional expenses	263,610	169,380	440,387	386,622	833,079
Staffing expense	528,750	391,663	784,491	844,098	633,979
Other operating expenses	1,159,001	1,285,854	2,655,316	2,643,948	2,267,265
Total expenses	$ 13,940,822	$ 11,279,203	$ 22,090,657	$ 21,563,732	$ 18,314,838